SHARE OPTION PLAN (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of share option transactions
The following summarizes share option transactions related to the Option Scheme in 2022, 2021 and 2020:

	2022		2021		2020
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Options outstanding at beginning of year	1,433,500	9.65	1,082,500	10.56	835,000	10.72
Granted	435,000	8.73	480,000	8.79	350,000	13.45
Exercised	(85,500)	8.87	(129,000)	7.48	(17,500)	8.63
Forfeited	—	—	—	—	(85,000)	11.02
Options outstanding at end of year	1,783,000	8.55	1,433,500	9.65	1,082,500	10.56

Exercisable at end of year	919,667	9.00	578,500	10.02	418,167	9.45